Variable Interest and Securitization Entities (Tables)	12 Months Ended
Dec. 31, 2011
Schedule Of Securitized Assets

The following table summarizes the total securitized assets as of December 31:

(Amounts in millions)	2011	2010
Receivables secured by:
Other assets	$157	$164

Total securitized assets not required to be consolidated	157	164

Total securitized assets required to be consolidated	487	575

Total securitized assets	$644	$739

Schedule Of Income Statement Activity Related To Variable Interest Entities

The following table shows the activity presented in our consolidated statement of income related to the consolidated securitization entities for the years ended December 31:

(Amounts in millions)	2011	2010
Revenues:
Net investment income:
Restricted commercial mortgage loans	$40	$39
Restricted other invested assets	—	2

Total net investment income	40	41

Net investment gains (losses):
Trading securities	12	8
Derivatives	(62)	(19)
Commercial mortgage loans	—	(1)
Borrowings related to securitization entities recorded at fair value	3	9

Total net investment gains (losses)	(47)	(3)

Total revenues	(7)	38

Expenses:
Interest expense	26	29
Acquisition and operating expenses	1	1

Total expenses	27	30

Income (loss) before income taxes	(34)	8
Provision (benefit) for income taxes	(12)	3

Net income (loss)	$(22)	$5

Schedule of Variable Interest Entities

The following table shows the assets and liabilities that were recorded for the consolidated securitization entities as of December 31:

(Amounts in millions)	2011	2010
Assets
Investments:
Restricted commercial mortgage loans	$411	$507
Restricted other invested assets:
Trading securities	376	370
Other	1	2

Total restricted other invested assets	377	372

Total investments	788	879
Cash and cash equivalents	3	—
Accrued investment income	1	1

Total assets	$792	$880

Liabilities
Other liabilities:
Derivative liabilities	$206	$148
Other liabilities	4	2

Total other liabilities	210	150
Borrowings related to securitization entities	396	494

Total liabilities	$606	$644

Borrowings Related To Consolidated Securitization Entities

Borrowings related to securitization entities were as follows as of December 31:

	2011			2010
(Amounts in millions)	Principal amount		Carrying value	Principal amount		Carrying value
GFCM LLC, due 2035, 5.2541%	$147		$147	$216		$216
GFCM LLC, due 2035, 5.7426%	113		113	113		113
Genworth Special Purpose Two, LLC, due 2023, 6.0175%	88		88	114		114
Marvel Finance 2007-1 LLC, due 2017 (1)	3		—	5		1
Marvel Finance 2007-4 LLC, due 2017 (1)	12		6	12		7
Genworth Special Purpose Five, LLC, due 2040 (1)	NA	(2)	42	NA	(2)	43

Total	$363		$396	$460		$494

(1)	Accrual of interest based on three-month LIBOR that resets every three months plus a fixed margin.
(2)	Principal amount not applicable. Notional balance was $117 million.